Derivative Financial Instruments - Disclosure Details of the Changes in Equinox Gold Warrants (Details) - Share Purchase Warrants	12 Months Ended
	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 shares $ / shares
Derivative Financial Instruments [Line Items]
Outstanding - beginning balance (in shares) | shares	602,353	1,669,517
Exercised (in shares) | shares	(602,353)	(405,164)
Expired (in shares) | shares		(662,000)
Outstanding - ending balance (in shares) | shares	0	602,353
Outstanding - beginning balance (in dollars per share) | $ / shares	$ 5.30	$ 8.69
Exercised (in dollars per share) | $ / shares	5.30	10.27
Expired (in dollars per share) | $ / shares		10.81
Outstanding - ending balance (in dollars per share) | $ / shares	$ 0	$ 5.30